Feb. 28, 2021
DIREXION SHARES ETF TRUST
DIREXION DAILY FINANCIAL BULL 3X SHARES (FAS)
DIREXION DAILY FINANCIAL BEAR 3X SHARES (FAZ)
DIREXION DAILY MSCI REAL ESTATE BULL 3X SHARES (DRN)
DIREXION DAILY MSCI REAL ESTATE BEAR 3X SHARES (DRV)Supplement dated December 30, 2021 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2021, as last supplementedThe Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index of each of the Direxion Daily Financial Bull 3X Shares, Direxion Daily Financial Bear 3X Shares (the “Financial ETFs”), Direxion Daily MSCI Real Estate Bull 3X Shares, and the Direxion Daily MSCI Real Estate Bear 3X Shares (the “Real Estate ETFs”) (each a “Fund” and collectively, the “Funds”). The Board of Trustees of the Trust has also approved a change to the name of the Real Estate ETFs.On or about February 28, 2022, each Fund’s underlying index will change as shown in the table below and all references to each Fund’s current index in each Fund’s respective Summary Prospectus, Prospectus, and SAI will be replaced with the respective new index:Fund NameCurrent IndexNew IndexDirexion Daily Financial Bull 3X SharesRussell 1000® Index – FinancialsRussell 1000 Financials 40 Act15/22.5 Daily Capped IndexDirexion Daily Financial Bear 3X SharesRussell 1000® Index – FinancialsRussell 1000 Financials 40 Act15/22.5 Daily Capped IndexDirexion Daily MSCI Real Estate Bull 3X SharesMSCI US IMI Real Estate 25/50 IndexReal Estate Select Sector IndexDirexion Daily MSCI Real Estate Bear 3X SharesMSCI US IMI Real Estate 25/50 IndexReal Estate Select Sector IndexTo the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.Additionally, on or about February 28, 2022, the Real Estate ETFs’ names will change as shown in the table below:Current Fund NameNew Fund NameDirexion Daily MSCI Real Estate Bull 3X SharesDirexion Daily Real Estate Bull 3X SharesDirexion Daily MSCI Real Estate Bear 3X SharesDirexion Daily Real Estate Bear 3X Shares